Earnings Per Share - Computation of Basic and Diluted Earnings per Share of Common Stock (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income (loss) attributable to IGT PLC	$ 211,337	$ (75,574)	$ 86,162
Denominator:
Weighted average shares, basic (in shares)	201,511	192,398	173,792
Incremental shares under stock based compensation plans (in shares)	703	0	698
Weighted average shares, diluted (in shares)	202,214	192,398	174,490
Basic earnings (loss) per share attributable to IGT (in dollars per share)	$ 1.05	$ (0.39)	$ 0.50
Diluted earnings (loss) per share attributable to IGT (in dollars per share)	$ 1.05	$ (0.39)	$ 0.49